Investment in Securities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2011 USD ($) Year Investment	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 Investment	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2010 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	$ 25	¥ 2,065	¥ 7,211	¥ (13,065)
Proceeds from sales of available-for-sale securities	4,095	340,634	181,033	242,702
Available-for-sale securities gross realized gains	67	5,579	7,547	8,266
Available-for-sale securities gross realized Losses	8	712	640	4,932
Write-downs of securities	262	21,749	23,634	18,574
Interest income on investment securities	213	17,690	20,436	23,758
Aggregate carrying amount of other securities accounted for under the cost method	810	67,366	72,347
Aggregate carrying amount of other securities not evaluated for impairment	765	63,590	62,208
Carrying amount of debt securities acquired with evidence of deterioration of credit quality	92	7,612	11,880
Nominal value of debt securities acquired with evidence of deterioration of credit quality	218	18,090	40,605
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	75	6,202	10,420
Non-credit components of other-than-temporary impairments						$ 5	¥ 392	¥ 1,638
Approximate number of investment securities in an unrealized loss position	449	449			411